Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	3.00%
Weighted average cost of capital post tax discount rate percentage	7.00%
Weighted average cost of capital pre-tax discount rate percentage	9.00%
Impairment loss recognised in profit or loss, property, plant and equipment	£ 70	£ 87	£ 424
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets in construction reclassified to intangible assets	39	74
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	11	46
Research and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	7	3
Selling general and administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	55	54
Major restructuring programmes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	£ 34	£ 20